Expense Example {- Fidelity Government Income Fund} - 08.31 Fidelity Government Bond Funds Combo PRO-06 - Fidelity Government Income Fund - Fidelity Government Income Fund	Oct. 30, 2020 USD ($)
Expense Example:
1 year	$ 46
3 years	144
5 years	252
10 years	$ 567